PIMCO RAFI ESG US ETF Annual Fund Operating Expenses - PIMCO RAFI ESG US ETF - PIMCO RAFI ESG US ETF	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Expenses (as a percentage of Assets)	0.29%